Lease (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Supplemental Cash Flow Information Relating to Operating Lease	Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2020	2019
Cash payments for operating leases	$856	$807
Right-of-use asset obtained in exchange for operating lease liabilities	71,824	135

Schedule of Future Lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2020 were as follows:

2021	$7,700
2022	10,621
2023	10,745
2024	10,891
2025	11,016
Thereafter	63,430
Total future lease payments	114,403
Less: Imputed interest	25,398
Total lease liability balance	$89,005